Additional Information - Change in Non-cash Working Capital Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Accounts receivable	$ 31	$ (6)
Current income tax assets	0	(1)
Inventories	(46)	(2)
Trade and other payables	(71)	66
Current income tax liabilities	(1)	(1)
Change in in working capital	$ (87)	$ 56